Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of Banks loans and acceptances [Line Items]
Total Loans	$ 843,173	$ 837,475
Allowance for loan losses	6,492	6,432
Total loans and acceptances, net of allowance	858,646	853,129
Residential mortgages	294,637	293,924
Consumer installment and other personal	204,508	206,152
Credit card	35,901	36,010
Business and government	308,127	301,389
Customers' liability under acceptances	19,992	19,733
Loans at FVOCI	1,973	2,353
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	865,138	859,561
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,492	$ 6,432